Reserves (Details Narrative)	12 Months Ended
Dec. 31, 2020
Reserves
Statutory reserves, description	Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under the PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company's discretion.